Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2019	$ 87,402	$ 2	$ 62,617	$ 24,771	$ 12
Beginning balance, Shares at Dec. 31, 2019		4,763,000
Net loss	(21,432)			(21,432)
Other comprehensive income (loss)	(214)				(214)
Equity-based compensation	5,398		5,398
Tax asset contribution	(135)		(135)
Holdings downstream merger	350		350
Common shares issued in connection with acquisition	27,889		27,889
Common shares issued in connection with acquisition, Shares		97,000
Ending balance at Dec. 31, 2020	99,258	$ 2	96,119	3,339	(202)
Ending balance, shares at Dec. 31, 2020		4,860,000
Net loss	(228,382)			(228,382)
Other comprehensive income (loss)	181				181
Equity-based compensation	16,413		16,413
Common shares issued in connection with acquisition	162,558		162,558
Common shares issued in connection with acquisition, Shares		271,000
Options exercised, net of tax withholdings	1,526		1,526
Options exercised, net of tax withholdings, Shares		28,000
Business combination, net of redemptions and equity issuance costs	333,831		333,831
Business combination, net of redemptions and equity issuance costs, Shares		1,033,000
Ending balance at Dec. 31, 2021	385,385	$ 2	610,447	(225,043)	(21)
Ending balance, shares at Dec. 31, 2021		6,192,000
Net loss	(73,533)			(73,533)
Other comprehensive income (loss)	(112)				(112)
Equity-based compensation	4,564		4,564
Options exercised, net of tax withholdings	1,923		1,923
Options exercised, net of tax withholdings, Shares		22,000
Ending balance at Mar. 31, 2022	318,227	$ 2	616,934	(298,576)	(133)
Ending balance, shares at Mar. 31, 2022		6,214,000
Beginning balance at Dec. 31, 2021	385,385	$ 2	610,447	(225,043)	(21)
Beginning balance, Shares at Dec. 31, 2021		6,192,000
Net loss	(149,259)
Other comprehensive income (loss)	370
Ending balance at Sep. 30, 2022	252,333	$ 2	626,284	(374,302)	349
Ending balance, shares at Sep. 30, 2022		6,243,000
Beginning balance at Dec. 31, 2021	385,385	$ 2	610,447	(225,043)	(21)
Beginning balance, Shares at Dec. 31, 2021		6,192,000
Net loss	(194,192)			(194,192)
Other comprehensive income (loss)	58				58
Equity-based compensation	17,620		17,620
Equity-based compensation, Shares		17,000
Options exercised, net of tax withholdings	$ 2,854		2,854
Options exercised, net of tax withholdings, Shares	119,861	37,000
Tax withholdings on vesting of restricted stock, Shares		(3,000)
Tax withholdings on vesting of restricted stock	$ (183)		(183)
Ending balance at Dec. 31, 2022	211,542	$ 2	630,738	(419,235)	37
Ending balance, shares at Dec. 31, 2022		6,243,000
Beginning balance at Mar. 31, 2022	318,227	$ 2	616,934	(298,576)	(133)
Beginning balance, Shares at Mar. 31, 2022		6,214,000
Net loss	(41,867)			(41,867)
Other comprehensive income (loss)	58				58
Equity-based compensation	3,001		3,001
Equity-based compensation, Shares		4,000
Options exercised, net of tax withholdings	737		737
Options exercised, net of tax withholdings, Shares		12,000
Ending balance at Jun. 30, 2022	280,156	$ 2	620,672	(340,443)	(75)
Ending balance, shares at Jun. 30, 2022		6,230,000
Net loss	(33,859)			(33,859)
Other comprehensive income (loss)	424				424
Equity-based compensation	5,601		5,601
Equity-based compensation, Shares		13,000
Options exercised, net of tax withholdings	194		194
Options exercised, net of tax withholdings, Shares		3,000
Tax withholdings on vesting of restricted stock, Shares		(3,000)
Tax withholdings on vesting of restricted stock	(183)		(183)
Ending balance at Sep. 30, 2022	252,333	$ 2	626,284	(374,302)	349
Ending balance, shares at Sep. 30, 2022		6,243,000
Beginning balance at Dec. 31, 2022	211,542	$ 2	630,738	(419,235)	37
Beginning balance, Shares at Dec. 31, 2022		6,243,000
Net loss	(29,188)			(29,188)
Other comprehensive income (loss)	(224)				(224)
Equity-based compensation	9,555		9,555
Equity-based compensation, Shares		195,000
Tax withholdings on vesting of restricted stock, Shares		(73,000)
Tax withholdings on vesting of restricted stock	(2,128)		(2,128)
Ending balance at Mar. 31, 2023	189,557	$ 2	638,165	(448,423)	(187)
Ending balance, shares at Mar. 31, 2023		6,365,000
Beginning balance at Dec. 31, 2022	211,542	$ 2	630,738	(419,235)	37
Beginning balance, Shares at Dec. 31, 2022		6,243,000
Net loss	(87,602)
Other comprehensive income (loss)	(232)
Ending balance at Sep. 30, 2023	141,071	$ 2	648,101	(506,837)	(195)
Ending balance, shares at Sep. 30, 2023		6,254,000
Beginning balance at Mar. 31, 2023	189,557	$ 2	638,165	(448,423)	(187)
Beginning balance, Shares at Mar. 31, 2023		6,365,000
Net loss	(25,748)			(25,748)
Other comprehensive income (loss)	(146)				(146)
Equity-based compensation	3,161		3,161
Equity-based compensation, Shares		27,000
Forfeiture of shares per the Forfeiture Agreement			0
Forfeiture of shares per the Forfeiture Agreement , Shares		(160,000)
Issuance of shares due to Employee Stock Purchase Plan , Shares		20,000
Issuance of shares due to Employee Stock Purchase Plan	384		384
Tax withholdings on vesting of restricted stock, Shares		0
Tax withholdings on vesting of restricted stock	(31)		(31)
Ending balance at Jun. 30, 2023	167,177	$ 2	641,679	(474,171)	(333)
Ending balance, shares at Jun. 30, 2023		6,252,000
Net loss	(32,666)			(32,666)
Other comprehensive income (loss)	138				138
Equity-based compensation	6,436		6,436
Equity-based compensation, Shares		3,000
Tax withholdings on vesting of restricted stock, Shares		(1,000)
Tax withholdings on vesting of restricted stock	(14)		(14)
Ending balance at Sep. 30, 2023	$ 141,071	$ 2	$ 648,101	$ (506,837)	$ (195)
Ending balance, shares at Sep. 30, 2023		6,254,000